Income Taxes (Schedule of Deferred Tax Assets And Deferred Tax Liabilities Due To Temporary Differences)(Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Loss reserves	$ 65,605	$ 88,925
Employee benefits	83,074	143,474
Accrued expenses	16,767	13,753
Capital loss carryforwards	44,469	40,499
Credit carryforwards	80,048	68,716
State NOL carryforwards	19,438	19,111
Investment in debt securities (ASC 320)	10,693	0
Other	17,515	18,970
Gross deferred tax assets	337,609	393,448
Valuation allowance	(40,593)	(40,806)
Deferred tax assets after valuation allowance	297,016	352,642
Deferred tax liabilities:
Depreciation and amortization	36,347	32,177
Equity investments	12,196	10,743
Investment in debt securities (ASC 320)	0	2,088
Other intangible assets	37,596	34,056
Prepaid expenses	11,150	10,893
Other	114	3,366
Gross deferred tax liabilities	97,403	93,323
Net deferred tax assets	$ 199,613	$ 259,319